Note 11 - Long-term Debt - Principal Payments (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
2017	$ 55,238,573
2018	64,449,323
2019	35,874,323
2020	111,407,569
2021	47,243,219
Thereafter	86,016,907
Total	$ 400,229,914	$ 424,660,265